CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Net income	$ 275,779	$ 230,049	$ (1,000)
Other comprehensive income (loss), net of tax:
Translation adjustment changes	11,358	(23,545)	(17,213)
Unrealized holding gains (losses) on securities, (net of tax of 2012: $0; 2011: $125 and 2010: $0)	(318)	226	31
Change in fair value of derivatives qualifying as cash flow hedges, (net of tax of 2012: $0; 2011: $0 and 2010: $31,885)	0	0	49,759
Other, (net of tax of 2012: $0; 2011: $(1,127) and 2010: $0)	657	(984)	(19)
Unrealized gain (loss) on Euro-denominated debt, (net of tax of 2012: $0; 2011: $(8,005) and 2010: $12,656)	0	(12,573)	12,358
Defined benefit pension plans
Amortization or settlement of net gain (loss)	13,694	(4,021)	4,073
Net loss arising during the period	(30,932)	(40,895)	(8,629)
Income tax related to defined pension plans	7,063	15,555	794
Defined benefit pension plans	10,175	29,361	3,762
Other comprehensive income (loss)	1,522	(66,237)	41,154
Comprehensive income	277,301	163,812	40,154
Less: Comprehensive income attributable to noncontrolling interest	0	(19,560)	(17,383)
Comprehensive income attributable to The Hertz Corporation and Subsidiaries' common stockholder	$ 277,301	$ 144,252	$ 22,771